Other assets - Disclosure of detailed information about other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Stream ounces inventory	$ 13	$ 13
Prepaid expenses and deposits	1,829	2,533
Total	1,842	2,546
Non-current
Deferred financing fees	1,835	1,836
Property and equipment	7,116	6,947
Total	$ 8,951	$ 8,783